Form N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Sep. 30, 2026